Cover	Nov. 03, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 03, 2022
Entity File Number	000-19333
Entity Registrant Name	BION ENVIRONMENTAL TECHNOLOGIES, INC.
Entity Central Index Key	0000875729
Entity Tax Identification Number	84-1176672
Entity Incorporation, State or Country Code	CO
Entity Address, Address Line One	9 East Park Court
Entity Address, City or Town	Old Bethpage
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11804
City Area Code	516
Local Phone Number	586-5643
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false